CAPITAL RISK MANAGEMENT (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Capital Risk Management [Abstract]
Total long-term debt (Note 20)	$ 3,234.2	$ 3,470.4
Less: cash and cash equivalents	(552.4)	(293.7)	$ (160.1)
Net debt	2,681.8	3,176.7
Equity	5,388.1	4,976.0	$ 4,302.6
Total net debt plus equity	$ 8,069.9	$ 8,152.7
Net debt to capital (in percent)	33.20%	39.00%